As filed with the Securities and Exchange Commission on June 20, 2006

Securities Act File No. 333-132610

Investment Company Act File No. 811-04255

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

Form N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-Effective Amendment No. [   ]
Post-Effective Amendment No. 1

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
(Exact Name of Registrant as Specified in Charter)

605 Third Avenue, 2nd Floor, New York, New York 10158-0006

1-212-476-8800
(Registrant's Area Code and Telephone Number)

Peter E. Sundman, Chief Executive Officer
c/o Neuberger Berman Management Inc.
605 Third Avenue, 2nd Floor
New York, New York 10158-0006
(Name and Address of Agent for Service)

With copies to:

Jeffrey S. Puretz, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, D.C. 20006-2401

__________

Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective.

______________________________________________________________________________

It is proposed that this filing will become effective immediately pursuant to Rule 485(b)
under the Securities Act of 1933, as amended

______________________________________________________________________________

Title of Securities Being Registered: Class S Shares of Beneficial Interest

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule
24f-2 under the Investment Company Act of 1940, as amended

PART C:

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

A Delaware statutory trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding ("Action") in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement; (ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940, of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his being or having been a shareholder and not because of his acts or omissions or for some other reason, the present or former shareholder (or his heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

Section 9 of the Management Agreement between Advisers Managers Trust and Neuberger Berman Management Incorporated ("NB Management") provides that neither NB Management nor any director, officer or employee of NB Management performing services for any Series of Advisers Managers Trust (each a "Portfolio") at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreement shall be liable for any error of judgment or mistake of law or for any loss suffered by a Series in connection with any matter to which the Agreement relates; provided, that nothing in the Agreement shall be construed (i) to protect NB Management against any liability to Advisers Managers Trust or a Series of Advisers Managers Trust or its interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of NB Management's duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreement, or (ii) to protect any director, officer or employee of NB Management who is or was a Trustee or officer of Advisers Managers Trust against any liability to Advisers Managers Trust or a Series or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Advisers Managers Trust.

Section 1 of the Sub-Advisory Agreement between Advisers Managers Trust and Neuberger Berman, LLC ("Sub-Adviser") provides that in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreement, the Sub-Adviser will not be subject to liability for any act or omission or any loss suffered by any Series of Advisers Managers Trust or its interest holders in connection with the matters to which the Agreement relates.

Section 9.1 of the Administration Agreement between the Registrant and NB Management provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management in good faith and with due care in accordance with such instructions, or with the advice or opinion, of legal counsel for a Portfolio of the Trust or for the Administrator in respect of any matter arising in connection with the Administration Agreement. NB Management shall be protected in acting upon any such instructions, advice or opinion and upon any other paper or document delivered by a Portfolio or such legal counsel which NB Management believes to be genuine and to have been signed by the proper person or persons, and NB Management shall not be held to have notice of any change of status or authority of any officer or representative of the Trust, until receipt of written notice thereof from the Portfolio. Section 12 of the Administration Agreement provides that each Portfolio of the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement with respect to such Portfolio; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement with respect to such Portfolio; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of the Trust with respect to such Portfolio; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Portfolio, and not from assets belonging to any other Portfolio of the Registrant. Section 13 of the Administration Agreement provides that NB Management will indemnify each Portfolio of the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by such Portfolio of the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. A Portfolio of the Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of that Portfolio or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

Section 10(f) of the Distribution Agreement between the Registrant and NB Management provides that NB Management shall look only to the assets of a Portfolio for the Registrant's performance of the Agreement by the Registrant on behalf of such Portfolio, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the

Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS
(1)	(a)	Trust Instrument of Registrant.(1)

	(b)	Amended and Restated Certificate of Trust of the Registrant.(8)

	(c)	Amendment to Trust Instrument dated November 9, 1998.(8)

	(d)	Schedule A to Trust Instrument of Registrant designating Series of Registrant.(15)

	(e)	Schedule A to Trust Instrument of Registrant designating Series of Registrant.(18)

(2)	By-laws of Registrant.(1)

	(a)	Amendment to By-laws dated November 11, 1997.(5)

	(b)	Amendment to By-laws dated November 9, 1998.(8)

(3)	Not Applicable.

(4)

Form of Agreement and Plan of Reorganization between Neuberger Berman Advisers Management Trust, on behalf of its Socially Responsive Portfolio series and SBL Fund, on behalf of its Series S (Social Awareness Series). (20)

(5)	(a)	Trust Instrument of Registrant, Articles IV, V and VI.(1)

	(b)	By-laws of Registrant, Articles V, VI and VIII.(1)

(6)	(a)	Form of Management Agreement Between Registrant and Neuberger Berman Management Inc.(17)

	(b)	Form of Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Neuberger Berman, LLC with Respect to Registrant. (17)

	(c)	Amended Schedules to Management Agreement Between Registrant and Neuberger Berman Management Inc. (18)

	(d)	Amended Schedule A to Sub-Advisory Agreement Between Neuberger Berman Management Inc. and Neuberger Berman, LLC with Respect to Registrant.(18)

(7)	(a)	Form of Distribution Agreement Between Registrant and Neuberger Berman Management Inc. for Class I Shares.(17)

	(b)	Form of Distribution and Services Agreement Between Registrant and Neuberger Berman Management Inc. for Class S Shares.(17)

	(c)	Amended Schedule A to Distribution and Services Agreement Between Registrant and Neuberger Berman Management Inc. for Class S Shares.(19)

(8)	Bonus or Profit Sharing Contracts. None.

(9)	(a)	Custodian Contract Between Registrant and State Street Bank and Trust Company. (2)

	(b)	Letter Agreement adding the International Portfolio of Registrant to the Custodian Contract.(1)

	(c)	Schedule A to the Custodian Contract designating approved foreign banking institutions and securities depositories.(11)

	(d)	Custodian Fee Schedule.(3)

	(e)	Letter Agreement adding the Mid-Cap Growth and Guardian Portfolios of Registrant to the Custodian Contract and Transfer Agency Agreement.(4)

	(f)	Schedule designating Series of Registrant subject to Custodian Contract.(7)

	(g)	Letter Agreement adding the Socially Responsive Portfolio of Registrant to the Custodian Contract and Transfer Agency Agreement.(7)

	(h)	Letter Agreement adding the Regency Portfolio of Registrant to the Custodian Contract and Transfer Agency Agreement. (13)

	(i)	Letter Agreement adding the Fasciano and Focus Portfolios of Registrant to the Custodian Contract and Transfer Agency Agreement.(14)

	(j)	Letter Agreement adding the Real Estate Portfolio of Registrant to the Custodian Contract and Transfer Agency Agreement.(15)

	(k)	Letter Agreement adding the High Income Bond Portfolio of Registrant to the Custodian Contract and Transfer Agency Agreement.(18)

(10)	(a)	Plan Pursuant to Rule 12b-1 (non-fee).(14)

	(b)	Plan Pursuant to Rule 12b-1 (Class S).(16)

	(c)	Amended Schedules to Plan Pursuant to Rule 12b-1 (Class S).(19)

	(d)	Rule 18f-3 Plan.(16)

(11)	Form of Opinion and Consent of Counsel. (20)

(12)	Opinion and Consent of Counsel Supporting Tax Matters and Consequences. (21)

(13)	(a)	Transfer Agency Agreement Between Registrant and State Street Bank and Trust Company.(2)

	(b)	Administration Agreement for I Class Shares Between Registrant and Neuberger Berman Management Inc.(14)

	(c)	Administration Agreement for S Class Shares Between Registrant and Neuberger Berman Management Inc.(16)

	(d)	Form of Fund Participation Agreement.(11)

	(e)	Letter Agreement adding the International Portfolio of Registrant to the Transfer Agency Agreement.(1)

	(f)	Letter Agreement adding the Mid-Cap Growth and Guardian Portfolios of Registrant to the Transfer Agency Agreement.(4)

	(g)	Expense Limitation Agreement between Registrant, on behalf of the Mid-Cap Growth and Guardian Portfolios, and Neuberger Berman Management Inc.(11)

	(h)	Schedule designating series of Registrant subject to the Transfer Agency Agreement.(7)

	(i)	Expense Limitation Agreement between Registrant, on behalf of the Socially Responsive Portfolio, and Neuberger Berman Management, Inc.(11)

	(j)	Letter Agreement adding the Socially Responsive Portfolio of Registrant to the Transfer Agency Agreement.(7)

	(k)	Expense Limitation Agreement between Registrant, on behalf of the Balanced, Growth, Limited Maturity Bond and Partners Portfolios, and Neuberger Berman Management Inc. (14)

(l)

Expense Limitation Agreement between Registrant, on behalf of the Fasciano, Focus, Guardian, International, Regency, Liquid Asset, MidCap Growth, Socially Responsive and REIT Portfolios, and Neuberger Berman Management Inc.(16)

	(m)	Form of Distribution and Administrative Services Agreement on behalf of Registrant. (17)

	(n)	Form of Services Agreement on behalf of Registrant.(17)

	(o)	Amended Schedules of Administration Agreement for S Class Shares between Registrant and Neuberger Berman Management Inc. (19)

	(p)	Expense Limitation Agreement between Registrant, on behalf of the High Income Bond Portfolio and Neuberger Berman Management Inc. (8)

(14)	Consent of independent auditors. (20)

(15)	Not applicable.

(16)	Powers of attorney. (20)

(1) Incorporated by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-97-000091.

(2) Incorporated by reference to Post-Effective Amendment No. 20 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-96-000107.

(3) Incorporated by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-97-000094.

(4) Incorporated by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-97-000256.

(5) Incorporated by reference to Post-Effective Amendment No. 26 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-98-000094.

(6) Incorporated by reference to Post-Effective Amendment No. 27 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-98-000180

(7) Incorporated by reference to Post-Effective Amendment No. 28 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-98-000266.

(8) Incorporated by reference to Post-Effective Amendment No. 29 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-99-000074.

(9) Incorporated by reference to Post-Effective Amendment No. 30 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000891554-99-000822.

(10) Incorporated by reference to Post-Effective Amendment No. 31 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001005477-00-001512.

(11) Incorporated by reference to Post-Effective Amendment No. 32 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001005477-00-003567.

(12) Incorporated by reference to Post-Effective Amendment No. 33 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001053949-00-000027.

(13) Incorporated by reference to Post-Effective Amendment No. 35 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001053949-01-500090.

(14) Incorporated by reference to Post-Effective Amendment No. 37 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000950136-02-001220.

(15) Incorporated by reference to Post-Effective Amendment No. 40 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001145236-02-000157.

(16) Incorporated by reference to Post-Effective Amendment No. 41 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001206774-02-000046.

(17) Incorporated by reference to Post-Effective Amendment No. 44 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0001206774-02-000046.

(18) Incorporated by reference to Post-Effective Amendment No. 47 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000894579-04-000109.

(19) Incorporated by reference to Post-Effective Amendment No. 49 to Registrant's Registration Statement, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-05-000266.

(20) Incorporated by reference to Registrant's Registration Statement on Form N-14, File Nos. 2-88566 and 811-4255, EDGAR Accession No. 0000943663-06-000156.

(21) Filed herewith.

ITEM 17. UNDERTAKINGS

(1)

The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)

The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b) under the 1933 Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of New York and the State of New York on the 20th day of June, 2006.

NEUBERGER BERMAN
ADVISERS MANAGEMENT TRUST

By:

/s/Peter Sundman
Peter Sundman
Chairman, Principal Executive Officer and Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ Peter Sundman	Chairman and Trustee	June 20, 2006
Peter Sundman	(Chief Executive Officer)

	Treasurer (Principal Financial	June 20, 2006
John M. McGovern*	and Accounting Officer)

	Trustee	June 20, 2006
John Cannon*

	Trustee	June 20, 2006
Faith Colish*

	Trustee	June 20, 2006
C. Anne Harvey*

	Trustee	June 20, 2006
Barry Hirsch*

	Trustee	June 20, 2006
Robert A. Kavesh*

	Trustee	June 20, 2006
Howard A. Mileaf*

	Trustee	June 20, 2006
Edward I. O'Brien*

	Trustee (President)	June 20, 2006
Jack L. Rivkin*

	Trustee	June 20, 2006
William E. Rulon*

	Trustee	June 20, 2006
Cornelius T. Ryan*

	Trustee	June 20, 2006
Tom Decker Seip*

	Trustee	June 20, 2006
Candace L. Straight*

	Trustee	June 20, 2006
Peter P. Trapp*

*By:

/s/ Peter Sundman
Peter Sundman
Attorney-in-Fact**

** Executed pursuant to powers of attorney filed as an exhibit to the Registrant's N-14 Registration Statement on March 21, 2006.